Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Fair Value Measurement Inputs and Valuation Techniques	The following table presents the quantitative information regarding Level 3 fair value measurements of the Forward Purchase Agreements as of the following dates:

	September 30, 2022	August 9, 2022
Exercise price	$10.30	$10.30
Stock price	$2.05	$8.28
Volatility	42.0%	70.0%
Term (in years)	0.25	0.25
Risk-free rate	2.9%	2.7%
Dividend Yield	—%	—%

	Carry Value as of December 31, 2022 (in thousands)	Exercise Price (in whole dollars)	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in years)
Lender Warrants	$6,104	$11.50	—%	33.00%	2.97%	10
The following table provides quantitative information regarding fair value measurements at issuance on September 1, 2021:

Share Price (in whole dollars)	Exercise Price (in whole dollars)	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in years)
$10.00	$11.50	—%	22.00%	1.31%	5

Schedule of future minimum payments of principal on Company's outstanding PPP loan
Future minimum payments of the principal on the Company’s outstanding obligations as of December 31, 2022 were as follows (in thousands):

Amounts
2023	$1,264
2024	1,751
2025	30,227
Total principal amount	$33,242